Law Offices
Roberts & Henry
164 Honeysuckle Drive
Jupiter, FL 33458
561-744-5932


                                           July 9, 2009


VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:         COPLEY FUND, INC.
            File No. 811-2815
                     002-60951

Gentlemen:

            Pursuant to Rule 497J, the Fund hereby represents that no material changes have been made in the definitive copy of the Fund's Prospectus and SAI contained in the most recent post-effective amendment to the Fund's registration statement that was filed electronically with the Securities and Exchange Commission on June 30, 2009.


                                           Sincerely,


                                           /s/ Thomas C. Henry
                                           Thomas C. Henry